Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash, cash equivalents and restricted cash	$ 8,640	$ 9,432
Accounts receivable, net	31,387	23,800
Prepaid expenses and other current assets	7,490	3,940
Current VAT receivables	9,713	10,776
Total current assets	57,230	47,948
Property and equipment, net	3,107	3,428
Goodwill and indefinite-lived intangible assets	86,694	88,809
Finite-lived intangible assets, net	66,233	71,511
Operating lease right of use assets, net	6,434	8,123
Other noncurrent assets	1,612	463
Total noncurrent assets	164,080	172,334
Total assets	221,310	220,282
Current liabilities:
Accounts payable	20,970	16,486
Accrued liabilities	9,778	15,080
Income taxes payable	97	164
Other taxes payable	9,733	8,203
Current portion of operating lease liabilities	2,834	3,286
Deferred revenue	1,789	2,143
Current portion of obligation for contingent purchase price	8,791	8,104
Current portion of long-term debt	14,838	11,380
Total current liabilities	68,830	64,846
Obligation for contingent purchase price, net of current portion		2,200
Long-term debt, net of current portion	42,274	125,963
Deferred tax liabilities, net	2,762	3,073
Operating lease liabilities, net of current portion	3,759	5,010
Warrant liability	2,137
Other noncurrent liabilities	6,900	992
Total liabilities	126,662	202,084
Commitments and contingencies (Note 19)
Stockholders’ Equity
Class A shares $.0001 par value, 210,000,000 shares authorized, 50,402,763 and 34,557,480 shares outstanding as of December 31, 2021 and 2020, respectively	5	3
Treasury stock, 181,381 shares at cost	(294)
Additional paid-in capital	198,649	101,494
Accumulated deficit	(86,251)	(66,181)
Accumulated other comprehensive loss	(17,362)	(16,981)
Total stockholders’ equity attributable to the Company	94,747	18,335
Noncontrolling interests	(99)	(137)
Total stockholders’ equity	94,648	18,198
Total liabilities and stockholders’ equity	$ 221,310	$ 220,282